SHARE CAPITAL - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Details)	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure of classes of share capital [abstract]
Balance, beginning of the year | Share	7,366,252	7,275,744
Balance, beginning of the year, weighted average exercise price | $ / shares	$ 12.32	$ 13.19
Granted | Share	1,483,726	1,881,297
Granted, weighted average exercise price | $ / shares	$ 8.12	$ 9.15
Exercised | Share	(20,625)	(337,500)
Exercised, weighted average exercise price | $ / shares	$ 7.89	$ 8.42
Cancelled or expired | Share	(900,234)	(1,453,289)
Cancelled or expired, weighted average exercise price | $ / shares	$ 11.89	$ 13.51
Balance, end of the year | Share	7,929,119	7,366,252
Balance, end of the year, weighted average exercise price | $ / shares	$ 11.59	$ 12.32